[EATON VANCE LOGO]

Mutual Funds                        [PHOTO OF STONE WALL WITH "EDUCATION" SIGN]
for People
Who Pay
Taxes


Semiannual Report September 30, 1998




[PHOTO OF NIGHT TIME TRAFFIC ON EXPRESSWAY]


                                  EATON VANCE
                                   NATIONAL
                               LIMITED MATURITY
                                MUNICIPALS FUND


[PHOTO OF SUSPENSION BRIDGE]

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998

LETTER TO SHAREHOLDERS


[PHOTO OF          Investment Environment
W. AHERN]          ------------------------------------------------------------
                   The Economy

                   .   In response to a weak Asian economy, the U.S. economy
                       lost some momentum in 1998. Gross domestic product growth
                       slowed to 1.8% in the second quarter before rebounding
William H. Ahern,      somewhat to 3.3% in the third quarter. Unemployment,
Portfolio Manager      which had fallen to a 24-year low of 4.3% in July, edged
                       up to 4.6% by September.

 .   With inflation under control and signs of a slowing economy, the Federal
    Reserve elected to ease monetary policy. By late October, the Fed had lowered its Federal Funds target rate - a key short-term interest rate barometer - to 5.0%.

 .   The municipal market lagged the Treasury market throughout the year. In a period of economic uncertainty and market chaos abroad, Treasuries outperformed as investors sought the refuge of quality.


The Fund
--------------------------------------------------------------------------------
 .   During the six months ended September 30, 1998, the Fund's Class A, Class B, and Class C shares had total returns of 3.0%, 2.8%, and 2.8%, respectively./1/ For Class A and Class B, this return resulted from a rise in net asset value (NAV) per share to $10.66 on September 30, 1998 from $10.58 on March 31, 1998, and the reinvestment of $0.232 and $0.212 per share, respectively, in tax-free income./2/ And for Class C, from a rise in NAV to $9.98 from $9.92, and the reinvestment of $0.209 per share in tax-free income./2/

 .   Based on the Fund's most recent dividends and NAVs on September 30, 1998 of
    $10.66 per share for Class A and Class B, and $9.98 for Class C, the Fund's distribution rates were 4.74%, 3.98%, and 3.98%, respectively./3/

 .   The SEC 30-day yields for Class A, B and C shares at September 30 were
    4.12%, 3.50%, and 3.33%, respectively./4/


Management Update
--------------------------------------------------------------------------------
 .   Industrial development bonds constituted the Portolio's largest sector weighting. These bonds support projects for a wide range of companies, including paper manufacturers, steelmakers, power suppliers, and transportation companies.

 .   Management pursued a barbell approach, balancing higher quality bonds for liquidity and performance with non-rated bonds that provided attractive yields.

 .   Nursing homes and life care facilities represented good opportunities among non-rated bonds. In addition to providing attractive tax-free income, these issues finance facilities that address the growing needs of our older citizens.


Your Investment at Work
--------------------------------------------------------------------------------

    Eastern Connecticut
    Resource Recovery Authority
    Wheelabrator Lisbon

 .   These bonds were issued in 1993 to finance the design and construction of a
    500-ton-per-day solid waste disposal project in Lisbon to be operated by a subsidiary of Wheelabrator Technologies, Inc.

 .   The energy that is produced by the processing of waste at the facility but not consumed by the operation is sold to Connecticut Light and Power.

 .   The bonds have a coupon of 5.50%. They are a good example of the Portfolio's efforts to find value in the non-rated and lower-investment-grade segment of the market.
--------------------------------------------------------------------------------
/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class
    B and C shares. /2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax and state income tax.
    /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
    /5/ Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects 1% CDSC. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



--------------------------------------------------------------------------------
Fund Information
as of September 30, 1998

Performance/5/                                      Class A   Class B   Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                              8.2%      7.4%      7.0%
Five Years                                            N.A.      4.3       N.A.
Life of Fund/+/                                       5.8       5.6       4.1

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                              5.7%      4.4%      6.0%
Five Years                                            N.A.      4.3       N.A.
Life of Fund/+/                                       5.5       5.6       4.1

/+/Inception Dates - Class A: 6/27/96; Class B: 5/22/92; Class C:12/8/93

5 Largest Sectors/6/                      Portfolio Overview/6/
--------------------------------------    --------------------------------------
By total investments
                                          Number of Issues              77
Industrial Development Revenue 18.4%
                                          Duration                5.8 Yrs.
Escrowed/Prerefunded           14.4%
                                          Effective Maturity      7.9 Yrs.
General Obligations            12.0%
                                          Average Rating               BBB
Nursing Home                   10.0%
                                          Average Call            7.3 Yrs.
Hospital                        6.9%
                                          Average Dollar Price     $105.25

-------------------------------------------------------------------------------
 Mutual Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998 FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities

As of September 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in National Limited Maturity Municipals
   Portfolio, at value (identified cost, $86,249,130)               $92,544,630

Receivable for Fund shares sold                                          10,095

Other assets                                                             22,400

Deferred organization expenses                                            5,288
--------------------------------------------------------------------------------
Total assets                                                        $92,582,413
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                    $   309,677

Dividends payable                                                       165,535

Other accrued expenses                                                   43,438
--------------------------------------------------------------------------------
Total liabilities                                                   $   518,650
--------------------------------------------------------------------------------
Net Assets                                                          $92,063,763
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                     $89,998,957

Accumulated undistributed net realized loss from Portfolio
   (computed on the basis of identified cost)                        (4,439,824)

Accumulated undistributed net investment income                         209,130

Net unrealized appreciation from Portfolio (computed on the
   basis of identified cost)                                          6,295,500
--------------------------------------------------------------------------------
Total                                                               $92,063,763
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                          $74,767,464

Shares Outstanding                                                    7,010,602

Net Asset Value and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)         $     10.66

Maximum Offering Price Per Share
   (100 / 97.75 of $10.66)                                          $     10.91
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                          $ 6,486,278

Shares Outstanding                                                      608,754

Net Asset Value, Offering and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)         $     10.66
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                          $10,810,021

Shares Outstanding                                                    1,082,901

Net Asset Value, Offering and Redemption Price Per Share
   (net assets  /  shares of beneficial interest
   outstanding)                                                     $      9.98
--------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Six Months Ended
September 30, 1998

Investment Income
--------------------------------------------------------------------------------
Interest allocated from Portfolio                                   $ 2,707,045

Expenses allocated from Portfolio                                      (279,705)
--------------------------------------------------------------------------------
Net investment income from Portfolio                                $ 2,427,340
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Trustees fees and expenses                                          $       940

Distribution and service fees

   Class A                                                               48,379

   Class B                                                               38,971

   Class C                                                               40,105

Transfer and dividend disbursing agent fees                              43,105

Registration fees                                                        24,859

Printing and postage                                                     15,113

Amortization of organization expenses                                     7,585

Custodian fee                                                             5,418

Legal and accounting services                                             1,968

Miscellaneous                                                             6,353
--------------------------------------------------------------------------------
Total expenses                                                      $   232,796
--------------------------------------------------------------------------------

Net investment income                                               $ 2,194,544
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --

   Investment transactions (identified cost basis)                  $   231,482

   Financial futures contracts                                         (244,201)
--------------------------------------------------------------------------------
Net realized loss                                                   $   (12,719)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

   Investments                                                      $   694,952

   Financial futures contracts                                          (28,833)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $   666,119
--------------------------------------------------------------------------------

Net realized and unrealized gain                                    $   653,400
--------------------------------------------------------------------------------

Net increase in net assets from operations                          $ 2,847,944
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                         Six Months Ended
Increase (Decrease)                      September 30, 1998      Year Ended
in Net Assets                            (Unaudited)             March 31, 1998
-------------------------------------------------------------------------------
From operations--
  Net investment income                         $ 2,194,544        $  3,838,067
  Net realized loss                                 (12,719)           (124,047)
  Net change in unrealized
    appreciation (depreciation)                     666,119           3,832,336
--------------------------------------------------------------------------------
Net increase in net assets
  from operations                               $ 2,847,944        $  7,546,356
--------------------------------------------------------------------------------
Distributions to shareholders--
  From net investment income
    Class A                                     $(1,764,801)       $ (2,409,865)
    Class B                                        (182,220)         (1,219,304)
    Class C                                        (182,299)                 --
  In excess of net investment income
    Class C                                            (349)                 --
--------------------------------------------------------------------------------
Total distributions to shareholders             $(2,129,669)       $ (3,629,169)
--------------------------------------------------------------------------------
Transactions in shares of
  beneficial interest--
  Proceeds from sale of shares
    Class A                                     $ 3,201,299        $         --
    Class B                                         844,434           2,211,837
    Class C                                       6,725,461                  --
  Issued in reorganization of
    EV Traditional and Classic
    National Limited Maturity
    Municipals Funds
    Class A                                      12,949,960                  --
    Class C                                       7,722,266                  --
  Net asset value of shares issued to
    shareholders in payment of
    distributions declared
    Class A                                         545,644             894,751
    Class B                                         111,469             671,538
    Class C                                         122,906                  --
  Cost of shares redeemed
    Class A                                      (6,982,686)        (15,646,244)
    Class B                                      (1,587,764)         (6,283,507)
    Class C                                      (3,836,949)                 --
  Net asset value of shares exchanged
    Class A                                       4,465,867          35,328,625
    Class B                                      (4,465,867)        (35,328,625)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from Fund share transactions                  $19,816,040        $(18,151,625)
--------------------------------------------------------------------------------

Net increase (decrease)
   in net assets                                $20,534,315        $(14,234,438)
--------------------------------------------------------------------------------
At beginning of period                          $71,529,448        $ 85,763,886
--------------------------------------------------------------------------------
At end of period                                $92,063,763        $ 71,529,448
--------------------------------------------------------------------------------

Accumulated
undistributed net
investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                                $   209,130        $    144,255
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998 FINANCIAL STATEMENTS CONT'D
Financial Highlights


                                 Six Months Ended                                     Year Ended March 31,
                                 September 30, 1998           --------------------------------------------------------------------
                                 (Unaudited)                        1998                  1997          1996     1995     1994
                                ---------------------------   --------------------------------------------------------------------
                                Class A   Class B   Class C   Class A  Class B   Class A(2)   Class B  Class B   Class B   Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of
  period                        $10.580   $10.580   $ 9.920   $10.070  $10.070     $10.030    $10.170  $ 10.130  $ 10.160  $ 10.450
------------------------------------------------------------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income           $ 0.263(1)$ 0.224(1)$ 0.204(1)$ 0.527  $ 0.454(1)  $ 0.393    $ 0.428  $  0.413  $  0.400  $  0.406
Net realized and unrealized
  gain (loss)                     0.070     0.068     0.065     0.488    0.488       0.033(3)  (0.098)    0.040     0.033    (0.178)
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations    $ 0.333   $ 0.292   $ 0.269   $ 1.015  $ 0.942     $ 0.426    $ 0.330  $  0.453  $  0.433  $  0.228
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income      $(0.253)  $(0.212)  $(0.209)  $(0.505) $(0.432)    $(0.386)   $(0.430) $ (0.413) $ (0.400) $ (0.406)
In excess of net investment
   income                            --        --        --(4)     --       --          --         --        --    (0.058)   (0.091)
From net realized gain               --        --        --        --       --          --         --        --    (0.005)   (0.021)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions             $(0.253)  $(0.212)  $(0.209)  $(0.505) $(0.432)    $(0.386)   $(0.430) $ (0.413) $ (0.463) $ (0.518)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value--End of period  $10.660   $10.660   $ 9.980   $10.580  $10.580     $10.070    $10.070  $ 10.170  $ 10.130  $ 10.160
------------------------------------------------------------------------------------------------------------------------------------

Total Return (5)                   2.99%     2.80%     2.75%    10.50%    9.52%       4.06%      3.30%     4.51%     4.43%     2.10%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000's omitted)               $74,767   $ 6,486   $10,810   $59,992  $11,538     $37,072    $48,692  $112,027  $141,289  $151,787
Ratios (As a percentage of
  average daily net assets):
  Expenses (6)(7)                  0.99%(8)  1.74%(8)  1.77%(8)  0.99%    1.73%       0.99%(8)   1.69%     1.64%     1.57%     1.46%
  Expenses after custodian fee
    reduction (6)                  0.98%(8)  1.73%(8)  1.76%(8)  0.98%    1.72%       0.97%(8)   1.67%     1.63%       --        --
  Net investment income            4.96%(8)  4.23%(8)  4.09%(8)  5.16%    4.42%       5.14%(8)   4.37%     4.04%     3.99%     3.78%
------------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Distributions in excess of net investment income are less than $0.001 per share.
(5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(6) Includes the Fund's share of its Portfolio's allocated expenses.
(7) The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(8) Annualized.

                       See notes to financial statements

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998 NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies

--------------------------------------------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A (formerly Class II), Class B (formerly Class I) and Class C shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. All classes of shares have equal rights as to assets and voting privileges. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at September 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $4,446,913 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2002 ($1,059), March 31, 2003 ($1,920,274), March 31, 2004 ($1,214,155), March 31,
   2005 ($990,979), and March 31, 2006 ($320,446). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998 NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



   G Other -- Investment transactions are accounted for on a trade date basis.

   H Interim Financial Statements -- The interim financial statements relating to September 30, 1998, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

--------------------------------------------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1999, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3  Shares of Beneficial Interest

--------------------------------------------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:


                                 Six Months Ended
                                 September 30, 1998          Year Ended
   Class A                       (Unaudited)                 March 31, 1998
   --------------------------------------------------------------------------
   Sales                                    302,621                      --

   Issued to shareholders
    electing to receive
    payments of distributions
    in Fund shares                           51,516                  86,113

   Redemptions                             (658,280)             (1,509,686)

   Exchange to Class A
    shares                                  421,959               3,411,349

   Issued to EV Traditional
    National Limited
    Maturity Municipals
    Fund Shareholders                     1,224,418                      --
   --------------------------------------------------------------------------

   Net increase                           1,342,234               1,987,776
   --------------------------------------------------------------------------


                                 Six Months Ended
                                 September 30, 1998          Year Ended
   Class B                       (Unaudited)                 March 31, 1998
   --------------------------------------------------------------------------
   Sales                                     79,633                 212,978

   Issued to shareholders
    electing to receive
    payments of distributions
    in Fund shares                           10,528                  65,151

   Redemptions                             (150,010)               (609,705)

   Exchange to Class A
    shares                                 (421,959)             (3,411,349)
   --------------------------------------------------------------------------

    Net decrease                           (481,808)             (3,742,925)
   --------------------------------------------------------------------------

                                 Six Months Ended
                                 September 30, 1998
   Class C                       (Unaudited)
   --------------------------------------------------
   Sales                                    679,092

   Issued to shareholders
    electing to receive
    payments of distributions
    in Fund shares                           12,398

   Redemptions                             (387,413)

   Issued to EV Classic
    National Limited
    Maturity Municipals
    Fund Shareholders                       778,824
   --------------------------------------------------

   Net increase                           1,082,901
   --------------------------------------------------

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998 NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



4 Transactions with Affiliates

  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,317 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 1998.

  Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution and Service Plans

  ------------------------------------------------------------------------------
  The Fund has adopted a distribution plan ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan ("Class A Plan,") (collectively, "the Plans"). The Plans require the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces The Fund's net assets. For the six months ended September 30, 1998, the Fund paid or accrued $32,585 and $32,538 for Class B and Class C shares, respectively, to EVD, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $339,000 and $4,187,000 for Class B and Class C shares, respectively.

  In addition, the Plans also authorize each class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments for the six months ended September 30, 1998, amounted to $48,379, $6,386, and $7,567 for Class A, Class B, and Class C shares, respectively. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge

  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within four years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
  5). CDSC charges received when no Uncovered

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998 NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




  Distribution Charges exist will be credited to the Fund. EVD received approximately $11,000 and $400 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended September 30, 1998.

7 Investment Transactions

  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1998, aggregated $15,792,312 and $19,455,682, respectively.

8 Transfer of Net Assets

  ------------------------------------------------------------------------------
  On April 1, 1998, the existing Class I and Class II shares of EV Marathon National Limited Maturity Municipals Fund were designated Class B and Class A shares, respectively. In addition, the Fund acquired the net assets of the EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Limited Maturity Municipals Fund, at the closing, issued 1,224,418 Class A shares and 778,824 Class C shares of the Fund having an aggregate value of $12,949,960 and $7,722,266, respectively. As a result, the Fund issued 0.965 shares of Class A and one share of Class C for each share of EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Limited Maturity Municipals Fund's and EV Classic National Limited Maturity Municipals Fund's net assets at the date of the transaction were $12,949,960 and $7,722,266, including $480,130 and $490,592 of unrealized appreciation, respectively. Directly after the merger, the combined net assets of the Eaton Vance National Limited Maturity Municipals Fund (formerly "EV Marathon National Limited Maturity Municipals Fund") were $92,201,674 with a net asset value of $10.58, $10.58 and $9.92 for Class A, Class B and Class C, respectively.

9 Name Change

  ------------------------------------------------------------------------------
  Effective April 1, 1998, EV Marathon National Limited Maturity Municipals Fund changed its name to Eaton Vance National Limited Maturity Municipals
  Fund.

National Limited Maturity Municipals Portfolio as of September 30, 1998 PORTFOLIO OF INVESTMENTS (Unaudited)



Tax-Exempt Investments -- 100.0%

                       Amount
           Standard    (000's
Moody's    & Poor's    omitted)    Security                                    Value
------------------------------------------------------------------------------------------
Assisted Living -- 1.2%
------------------------------------------------------------------------------------------
NR         NR          $1,000      New Jersey EDA, (Chelsea at
                                   East Brunswick), (AMT),
                                   8.00%, 10/1/07                              $ 1,121,300
------------------------------------------------------------------------------------------
                                                                               $ 1,121,300
------------------------------------------------------------------------------------------

Cogeneration -- 4.2%
------------------------------------------------------------------------------------------
NR         BBB         $  470      Eastern Connecticut
                                   Resource Recovery
                                   Authority, (Wheelabrator Lisbon),
                                   (AMT), 5.50%, 1/1/20                        $   472,425

NR         BBB-         1,120      New Jersey EDA,
                                   (Trigen-Trenton), (AMT), 6.10%, 12/1/05       1,215,838

NR         BB+          1,250      New Jersey EDA, (Vineland
                                   Cogeneration) (AMT),
                                   7.875%, 6/1/19                                1,374,575

NR         NR             500      Palm Beach County, FL,
                                   (Okeelanta Power), (AMT),
                                   6.85%, 2/15/21/(1)/                             400,000

NR         NR             500      Palm Beach County, FL, (Osceola
                                   Power), (AMT), 6.95%, 1/1/22/(1)/               395,000
------------------------------------------------------------------------------------------
                                                                               $ 3,857,838
------------------------------------------------------------------------------------------

Economic Development Revenue -- 1.0%
------------------------------------------------------------------------------------------
NR         BB-         $  950      Michigan State Strategic Fund,
                                   (Crown Paper), 6.25%, 8/1/12                $   897,019
------------------------------------------------------------------------------------------
                                                                               $   897,019
------------------------------------------------------------------------------------------

Education -- 3.0%
------------------------------------------------------------------------------------------
Ba1        NR          $1,000      New Hampshire HEFA, (Colby-Sawyer
                                   College), 7.20%, 6/1/12                     $ 1,099,910

NR         BBB            500      New Hampshire HEFA, (Rivier
                                   College), 5.55%, 1/1/18                         511,940

Aa         AA-          1,700      University of Illinois, 0.00%, 4/1/15           778,379

Aa         AA-          1,000      University of Illinois, 0.00%, 4/1/16           432,250
------------------------------------------------------------------------------------------
                                                                               $ 2,822,479
------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 14.4%
------------------------------------------------------------------------------------------
Aaa        AAA         $1,500      Grand Ledge, MI, Public School
                                   District, (MBIA), Prerefunded to
                                   5/1/04, 7.875%, 5/1/11                      $ 1,822,920

NR         NR           3,500      Maricopa County, AZ, IDA,
                                   Multifamily, Escrowed to
                                   Maturity, 6.45%, 1/1/17                       3,968,369

                       Amount
           Standard    (000's
Moody's    & Poor's    omitted)    Security                                    Value
------------------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
------------------------------------------------------------------------------------------
NR         NR          $  990      Maricopa County, AZ, IDA, Multifamily,
                                   Escrowed to Maturity,
                                   7.876%, 1/1/11                              $ 1,197,623

Baa3       NR           1,340      Massachusetts HEFA, (Milford-
                                   Whitinsville Hospital), Escrowed to
                                   Maturity, 7.125%, 7/15/02                     1,421,003

Aaa        NR           3,000      Massachusetts Turnpike Authority,
                                   Escrowed to Maturity,
                                   5.00%, 1/1/20/(2)/                            3,109,679

NR         NR           1,550      Saint Tammany Public Trust Finance
                                   Authority, LA (Christwood), Escrowed
                                   to Maturity, 8.75%, 11/15/05                  1,824,986
------------------------------------------------------------------------------------------
                                                                               $13,344,580
------------------------------------------------------------------------------------------

General Obligations -- 12.0%
------------------------------------------------------------------------------------------
Baa2       BBB+        $4,000      Detroit, MI, 6.50%, 4/1/02/(3)/             $ 4,322,479

A3         A-             750      New York City, NY, 0.00%, 8/1/07                512,325

Aa1        AA+            750      Ohio State, 0.00%, 8/1/08                       496,875

NR         NR           1,800      Pennsylvania EDA, (Resource Recovery
                                   for Northampton), 6.75%, 1/1/07               1,982,304

Baa1       A            1,500      Puerto Rico Aqueduct and Sewer
                                   Authority, 5.00%, 7/1/15                      1,522,455

NR         NR             500      San Juan, NM, Pueblo Development
                                   Authority, 7.00%, 10/15/06                      500,005

NR         NR           1,755      Youngstown, OH, County School
                                   District, 6.40%, 7/1/00                       1,808,212
------------------------------------------------------------------------------------------
                                                                               $11,144,655
------------------------------------------------------------------------------------------

Hospital -- 6.9%
------------------------------------------------------------------------------------------
NR         NR          $1,900      Colorado Health Facilities Authority,
                                   (Steamboat Springs Health),
                                   5.00%, 9/15/03                              $ 1,951,528

NR         NR             500      Colorado Health Facilities Authority,
                                   (Steamboat Springs Health),
                                   5.30%, 9/15/09                                  513,630

Baa        BBB-           450      Illinois Health Facilities Authority,
                                   (Proctor Community Hospital),
                                   7.375%, 1/1/23                                  480,758

NR         BBB            500      Michigan Hospital Finance Authority,
                                   (Gratiot Community Hospital),
                                   6.10%, 10/1/07                                  544,660

NR         BB-            500      New Hampshire HEFA, (Littleton
                                   Hospital Association),
                                   5.45%, 5/1/08                                   517,330

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998 PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                   Amount
          Standard (000's
Moody's   & Poor's omitted)   Security                      Value
---------------------------------------------------------------------------
Hospital (continued)
---------------------------------------------------------------------------
Baa       BBB-     $1,830     Richardson, TX, Hospital
                              Authority, (Richardson
                              Medical Center),
                              6.50%, 12/1/12                $ 1,977,974
NR        NR          465     San Gorgonio, CA, Memorial
                              Health Care District,
                              5.60%, 5/1/11                     472,105
---------------------------------------------------------------------------
                                                            $ 6,457,985
---------------------------------------------------------------------------

Housing -- 5.8%
---------------------------------------------------------------------------
A2        NR       $1,005     Illinois Development
                              Finance Authority, Elderly
                              Housing, (Mattoon Tower),
                              (Section 8), 6.35%, 7/1/10    $ 1,056,587
Baa3      NR          945     Illinois Development
                              Finance Authority, Elderly
                              Housing, (Rome Meadows),
                              6.40%, 2/1/03                     981,014
Baa3      NR        1,145     Illinois Development
                              Finance Authority, Elderly
                              Housing, (Rome Meadows),
                              6.65%, 2/1/06                   1,205,857
Aa2       AA        2,000     Wisconsin Housing and
                              Economic Development
                              Authority, (Home
                              Ownership), (AMT), 6.45%,
                              9/1/27                          2,169,440
---------------------------------------------------------------------------
                                                            $ 5,412,898
---------------------------------------------------------------------------

Industrial Development Revenue -- 18.4%
---------------------------------------------------------------------------
NR        NR       $  690     Austin, TX, (Cargoport
                              Development LLC), (AMT),
                              7.50%, 10/1/07                $   743,289
NR        NR          455     Austin, TX, (Cargoport
                              Development LLC), (AMT),
                              8.30%, 10/1/21                    514,332
NR        BBB-      1,000     Clark County, NV, (Nevada
                              Power Co.), (AMT), 5.90%,
                              10/1/30                         1,025,400
A3        A-        1,000     Columbus, NC (International
                              Paper Co.), 5.80%, 12/1/16      1,070,850
NR        NR        1,100     Eagle County, CO, Airport
                              Terminal Corp. (American
                              Airlines), (AMT), 6.75%,
                              5/1/06                          1,186,328
NR        NR          900     Iowa Finance Authority,
                              (Southbridge Mall), 6.375%,
                              12/1/13                           925,398
NR        NR        3,435     Jackson, TN, (Owens-Corning
                              Fiberglass), (AMT),
                              6.25%, 3/31/04(3)               3,555,224
A3        BBB+        500     Jones County, MS,
                              (International Paper Co.),
                              5.80%, 10/1/21                    525,965
NR        NR          500     Kansas City, MO, IDR,
                              (Kingswood Manor), 5.80%,
                              11/15/17(4)                       495,700
NR        NR          500     Kimball, NE, EDA, (Clean
                              Harbors, Inc.), (AMT),
                              10.75%, 9/1/26                    554,280
NR        NR          620     Los Angeles, CA, Regional
                              Airport Improvement
                              Corporate Lease,
                              (TransWorld Airlines),
                              6.125%, 5/15/00                   620,186
NR        NR        1,000     New Jersey EDA, (Holt
                              Hauling), 7.90%, 3/1/27         1,145,920
NR        NR          750     Ohio Solid Waste Revenue,
                              (Republic Engineered
                              Steels, Inc.), (AMT),
                              9.00%, 6/1/21                     815,318
NR        BBB-      2,000     Pennsylvania EDA,
                              (Resources Recovery),
                              (AMT), 7.05%, 12/1/10           2,241,260
NR        NR          500     Robbins, IL, Resource
                              Recovery, (AMT), 8.375%,
                              10/15/10                          400,000
NR        NR        1,265     Santa Fe, NM (Crow Hobbs),
                              8.25%, 9/1/05                   1,334,512
---------------------------------------------------------------------------
                                                            $17,153,962
---------------------------------------------------------------------------

Insured-Education -- 0.2%
---------------------------------------------------------------------------
Aaa       AAA      $  500     Southern Illinois
                              University, Housing and
                              Auxiliary Facilities,
                              (MBIA), 0.00%, 4/1/17         $   204,900
---------------------------------------------------------------------------
                                                            $   204,900
---------------------------------------------------------------------------

Insured-General Obligations -- 2.3%
---------------------------------------------------------------------------
Aaa       AAA      $1,000     Kalamazoo, MI, (MBIA),
                              5.40%, 5/1/14                 $ 1,093,530
Aaa       AAA       1,000     New York State Local
                              Government Assistance
                              Corp., (MBIA),
                              5.00%, 4/1/21                   1,003,910
---------------------------------------------------------------------------
                                                            $ 2,097,440
---------------------------------------------------------------------------

Insured-Hospital -- 2.6%
---------------------------------------------------------------------------
Aaa       AAA      $2,000     El Paso County, TX,
                              Hospital District, (MBIA),
                              0.00%, 8/15/06                $ 1,447,280
Aaa       AAA       1,000     Massachusetts HEFA,
                              (Caregroup), (MBIA), 5.00%,
                               7/1/18                           998,750
--------------------------------------------------------------------------
                                                            $ 2,446,030
--------------------------------------------------------------------------

Insured-Housing -- 2.5%
--------------------------------------------------------------------------
Aaa       AAA      $2,115     Massachusetts HFA,
                              (Harborpoint Development),
                              (AMBAC), (AMT), 6.20%,
                              12/1/10                       $ 2,318,040
--------------------------------------------------------------------------
                                                            $ 2,318,040
--------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 1.1%
--------------------------------------------------------------------------
Aaa       AAA      $1,000     West Valley City, UT,
                              (AMBAC), 4.45%, 4/15/10       $   995,530
--------------------------------------------------------------------------
                                                            $   995,530
--------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998 PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                               Value
----------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
----------------------------------------------------------------------------------
Aaa       AAA        $  500     George L. Smith, (Georgia World
                                Congress Center-Domed Stadium),
                                (MBIA), (AMT), 6.00%, 7/1/06(4)        $   533,315
----------------------------------------------------------------------------------
                                                                       $   533,315
----------------------------------------------------------------------------------

Miscellaneous -- 1.2%
----------------------------------------------------------------------------------
Baa3      NR         $  500     Mashantucket, CT, (Western Pequot
                                Tribe), 5.55%, 9/1/08                  $   536,650

NR        NR            600     Tax Revenue Exempt Securities
                                Trust, Community Health Provider,
                                (Pooled Loan Program Various States
                                Trust Certificates), 6.00%, 12/1/36        627,924
----------------------------------------------------------------------------------
                                                                       $ 1,164,574
----------------------------------------------------------------------------------

Nursing Home -- 10.0%
----------------------------------------------------------------------------------
NR        NR         $1,105     Arizona Health Facilities Authority
                                Assisted Living Facilities, (Mesa),
                                7.625%, 1/1/06                         $ 1,163,112

NR        A+          3,500     California Statewide Communities
                                Development Corp., (Pacific Homes),
                                5.90%, 4/1/09                            3,814,929

NR        NR            650     Citrus County, FL, IDA, (Beverly
                                Enterprises), 5.00%, 4/1/03                661,525

NR        NR            985     Clovis, NM, IDR, (Retirement
                                Ranches, Inc.), 7.75%, 4/1/19            1,099,999

NR        NR            850     Fairfield, OH, EDA, (Beverly
                                Enterprises), 8.50%, 1/1/03                919,989

NR        NR          1,500     Massachusetts IFA, (Age Institute
                                of Massachusetts), 7.60%, 11/1/05        1,622,400
----------------------------------------------------------------------------------
                                                                       $ 9,281,954
----------------------------------------------------------------------------------

Pooled Loans -- 4.6%
----------------------------------------------------------------------------------
Aa2       NR         $1,900     Arizona Educational Loan Marketing
                                Corp., (AMT), 6.25%, 6/1/06            $ 2,112,211

A         NR          1,000     Arizona Student Loan Acquisition
                                Authority, (AMT), 7.625%, 5/1/10         1,108,580

A         NR          1,000     Arkansas State Student Loan
                                Authority, (AMT), 6.25%, 6/1/10          1,056,240
----------------------------------------------------------------------------------
                                                                       $ 4,277,031
----------------------------------------------------------------------------------

Senior Living / Life Care -- 4.2%
----------------------------------------------------------------------------------
NR        NR         $1,025     Florence, KY, Housing Facilities,
                                (Bluegrass Housing), 7.25%, 5/1/07     $ 1,097,509

NR        NR          2,000     Illinois Health Facilities
                                Authority, (Lutheran Social
                                Services), 6.125%, 8/15/10               2,106,840

NR        NR            250     Massachusetts IFA, (Forge Hill),
                                (AMT), 6.75%, 4/1/30                       247,265

NR        NR         $  475     Vermont IDA, (Wake Robins),
                                8.00%, 4/1/99                          $   476,131
----------------------------------------------------------------------------------
                                                                       $ 3,927,745
----------------------------------------------------------------------------------

Transportation -- 3.8%
----------------------------------------------------------------------------------
Baa1      BBB        $2,000     Denver, CO City and County Airport,
                                (AMT), 7.00%, 11/15/99                 $ 2,070,220

NR        NR            260     Memphis-Shelby County, TN, Airport
                                Authority, 6.125%, 12/1/16                 270,824

NR        NR          1,000     Northwest Arkansas Regional Airport
                                Authority, (AMT), 7.625%, 2/1/27         1,160,380
----------------------------------------------------------------------------------
                                                                       $ 3,501,424
----------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $86,616,559)                                      $92,960,699
----------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at September 30, 1998, 11.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 7.6% of total investments.

At September 30, 1998, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

          Arizona                                                11%
          Massachusetts                                          12%
          Michigan                                               10%
          Others, representing less than 10% individually        67%

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1)  Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 1998
Assets
-------------------------------------------------------------------------
Investments, at value (identified cost, $86,616,559)          $92,960,699

Cash                                                            1,955,937

Interest receivable                                             1,677,421

Other assets                                                       19,800
-------------------------------------------------------------------------
Total assets                                                  $96,613,857
-------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------
Payable for investments purchased                             $ 4,026,665

Payable for daily variation margin on open
  financial futures contracts                                      37,067

Other accrued expenses                                              5,485
-------------------------------------------------------------------------
Total liabilities                                             $ 4,069,217
-------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio     $92,544,640
-------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $86,249,140

Net unrealized appreciation (computed on the basis
  of identified cost)                                           6,295,500
-------------------------------------------------------------------------
Total                                                         $92,544,640
-------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
September 30, 1998
Investment Income
-------------------------------------------------------------------------
Interest                                                      $ 2,707,045
-------------------------------------------------------------------------
Total Investment income                                       $ 2,707,045
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Investment adviser fee                                        $   217,609

Trustees fees and expenses                                          3,264

Custodian fee                                                      28,311

Legal and accounting services                                      21,874

Amortization of organization expenses                                 219

Miscellaneous                                                      15,018
-------------------------------------------------------------------------
Total expenses                                                $   286,295
-------------------------------------------------------------------------
Deduct--
  Reduction of custodian fee                                  $     6,590
-------------------------------------------------------------------------
Total expense reductions                                      $     6,590
-------------------------------------------------------------------------

Net expenses                                                  $   279,705
-------------------------------------------------------------------------

Net investment income                                         $ 2,427,340
-------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------
Net realized gain (loss)--
  Investment transactions (Identified cost basis)             $   231,482
  Financial futures contracts                                    (244,201)
-------------------------------------------------------------------------
Net realized loss                                             $   (12,719)
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
  Investments (identified cost basis)                         $   694,952
  Financial futures contracts                                     (28,833)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)          $   666,119
-------------------------------------------------------------------------

Net realized and unrealized gain                              $   653,400
-------------------------------------------------------------------------

Net increase in net assets from operations                    $ 3,080,740
-------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                    Six Months Ended
Increase (Decrease)                 September 30, 1998        Year Ended
in Net Assets                       (Unaudited)               March 31, 1998
----------------------------------------------------------------------------
From operations--
  Net investment income             $  2,427,340              $   5,333,661
  Net realized loss                      (12,719)                  (161,876)
  Net change in unrealized
    appreciation (depreciation)          666,119                  4,669,424
----------------------------------------------------------------------------
Net increase in net assets
  from operations                   $  3,080,740              $   9,841,209
----------------------------------------------------------------------------
Capital transactions--
  Contributions                     $ 15,792,322              $  44,850,231
  Withdrawals                        (19,455,682)               (64,067,696)
----------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions              $ (3,663,360)             $ (19,217,465)
----------------------------------------------------------------------------

Net decrease in net assets          $   (582,620)             $  (9,376,256)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period              $ 93,127,260              $ 102,503,516
----------------------------------------------------------------------------
At end of period                    $ 92,544,640              $  93,127,260
----------------------------------------------------------------------------



                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998 FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                            Six Months Ended                          Year Ended March 31,
                                            September 30, 1998    -----------------------------------------------------------
                                            (Unaudited)             1998       1997        1996        1995        1994(1)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses (2)                                          0.62%(3)       0.60%       0.60%       0.57%       0.53%       0.52%(3)

Expenses after custodian fee reduction                0.61%(3)       0.59%       0.58%       0.56%         --          --

Net investment income                                 5.31%(3)       5.53%       5.45%       5.08%       5.02%       4.74%(3)

Portfolio Turnover                                      11%            41%         68%         68%         56%         21%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $92,545        $93,127    $102,504    $134,776    $169,621    $177,842
-----------------------------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, May 3, 1993, to March 31, 1994.

(2) The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

(3)  Annualized.


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
  (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by, or at the direction of, the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

National Limited Maturity Municipals Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

  I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis.

  K Interim Financial Statements -- The interim financial statements relating to September 30, 1998, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions
  with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1998, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $217,609. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1998, no significant amounts have been deferred.

3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $10,149,157 and $11,059,312 respectively, for the six months ended September 30, 1998.

5 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1998, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                           $    86,616,559
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                            $     6,518,847

  Gross unrealized depreciation                                   (174,707)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                              $     6,344,140
  ------------------------------------------------------------------------------

National Limited Maturity Municipals Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1998 were as follows:


   Futures
   Contracts                                                    Net Unrealized
   Expiration Date   Contracts                        Position  Depreciation
   ----------------------------------------------------------------------------
   12/98             29 U.S. Treasury Bonds           Short     $  (48,640)
   ----------------------------------------------------------------------------

   At September 30, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1998 INVESTMENT MANAGEMENT

Eaton Vance National Limited Maturity Municipals Fund

             Officers                   Independent Trustees
             Thomas J. Fetter           Donald R. Dwight
             President                  President, Dwight Partners, Inc.

             James B. Hawkes            Samuel L. Hayes, III
             Vice President and         Jacob H. Schiff Professor of Investment
             Trustee                    Banking, Harvard University Graduate
                                        School of Business Administration
             Robert B. MacIntosh
             Vice President             Norton H. Reamer
                                        Chairman and Chief Executive Officer,
             James L. O'Connor          United Asset Management Corporation
             Treasurer
                                        John L. Thorndike
             Alan R. Dynner             Formerly Director, Fiduciary Company
             Secretary                  Incorporated

                                        Jack L. Treynor
                                        Investment Adviser and Consultant


National Limited Maturity Municipals Portfolio

             Officers                   Independent Trustees
             Thomas J. Fetter           Donald R. Dwight
             President                  President, Dwight Partners, Inc.

             James B. Hawkes            Samuel L. Hayes, III
             Vice President and         Jacob H. Schiff Professor of Investment
             Trustee                    Banking, Harvard University Graduate
                                        School of Business Administration
             William H. Ahern, Jr.
             Vice President and         Norton H. Reamer
             Portfolio Manager          Chairman and Chief Executive Officer,
                                        United Asset Management Corporation
             Robert B. MacIntosh
             Vice President             John L. Thorndike
                                        Formerly Director, Fiduciary Company
             James L. O'Connor          Incorporated
             Treasurer
                                        Jack L. Treynor
             Alan R. Dynner             Investment Adviser and Consultant
             Secretary

Investment Advisor of
National Limited Maturity Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Adminstrator of
Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Eaton Vance National Limited Maturity Municipals Fund
24 Federal Street
Boston, MA 02110



-----------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, its distribution including plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-----------------------------------------------------------------------------
                                                  LNASRC/11-98